Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholder's equity:
Preferred stock, par value	$ 0.001	$ 0.00	$ 0.00
Preferred stock, Authorized	50,000,000	10,000,000	10,000,000
Preferred stock, Issued	0	0	0
Preferred stock, Outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.00	$ 0.00
Common stock, Authorized	450,000,000	210,000,000	20,000,000
Common stock, Issued	40,034,271	98,720,060	7,575,340
Common stock, Outstanding	40,034,271	98,720,060	7,575,340
Restricted stock	1,061,740	6,683,340	1,658,333